Intangible assets, airport concessions and goodwill - Net:	12 Months Ended
Dec. 31, 2018
Service concession arrangements [Abstract]
Disclosure of intangible assets and goodwill [text block]
Note 8 - Intangible assets, airport concessions and goodwill - Net:

The movements of intangible assets of airport concessions in the periods presented in the consolidated financial statements are as follows:

			Business		Foreign currency
	12/31/2016		acquisition		translation		Additions (**)		Disposals transfers	12/31/2017

Concessions (Regulated activity)	Ps	27,639,119	Ps	20,487,170	Ps	484,045	Ps	1,449,729	Ps	Ps	50,060,063
Licences and ODC		205,527						18,915			224,442
Commercial Right’s (Non-regulated Activity)				6,053,820		140,951					6,194,771
Goodwill				7,081,220		2,115,334					7,296,554
Goodwill’s impairment								(4,719,096)			(4,719,096)
Accumulated amortization		(7,560,520)						(1,143,211)			(8,703,731)

	Ps	20,284,126	Ps	33,622,210	Ps	840,330	Ps	(4,393,663)	Ps	Ps	50,353,003

			Foreign currency
	12/31/2017		translation		Additions (*)		Disposals transfers		12/31/2018

Concessions (Regulated
Activity)	Ps	49,423,536	Ps	(468,600)	Ps	105,512	Ps	900,805	Ps	49,961,253
Contracts assets		636,527				935,774		(900,805)		671,496
Licences and ODC		224,442				25,229				249,671
Commercial Right’s (Unregulated
Activity)		6,194,771		336,860						6,531,631
Goodwill		2,577,458		(10,093)						2,567,365
Goodwill’s impairment		(8,703,731)		25,080		(1,716,443)				(10,395,094)

	Ps	50,353,003	Ps	(116,753)	Ps	(649,928)	Ps		Ps	49,586,322

(*)
The most significant additions made in 2018 are a) improvements to the facilities at terminal buildings 3 and 4 at the Cancún Airport; b) construction of the federal inspection station and  outfitting for operations at the LMM Airport and c) expansion to the national and international passenger terminal area, expansion of the international apron, advances in the construction of the cargo terminal at the Rionegro airport and extension of the passenger terminal and construction of the service center at Quibdó.

(**)
The most significant additions includes: a)
Improvements in the installation of the terminal 3 building at Cancún Airport; b) Construction of the new terminal 4 building at Cancún Airport
; c) Supply and installation of passenger boarding bridges in the terminals 3 and 4 buildings; d) Expansion of the commercial platform of the terminal 3 building; e) Construction of earth fills and pavement for the terminal 4 platform, and f) Construction of wheel treads, connector, and head rests in Cancún Airport.

As a result of the acquisition of Aerostar, an intangible asset was identified for the commercial rights acquired for an amount of Ps6,053,820, which represent the rights to commercially explore the airport areas in addition to the aeronautical operation, that is, leases to commercial premises, commercial stores and advertisements.

The expense for amortization of concessions in the amount of Ps524,297, Ps1,130,481 Ps1,694,252 in 2016, 2017 y 2018 respectively) has been charged to the cost of aeronautical and non-aeronautical services, this amount  includes  the amortization of commercial rights of Ps179,199 (Ps98,780 in 2017), recognized by the valuation of its investment in accordance with IFRS 3 “Business combinations”, and the amortization of the intangible assets of Airplan for Ps100,479.

The amortization expense of the Mexican concession by Ps656,428
(Ps571,788 in 2017)
has been charged to the cost of the aeronautical and non-aeronautical services.

The amortization expense of the Aerostar concessions by Ps406,261
(Ps405,090 for the 7 months period in 2017)
has been charged to the cost of aeronautical and non-aeronautical services.

The amortization expense of the Airplan concessions by Ps351,885
(Ps54,823 for the 2 months period in 2017)
has been charged to the cost of aeronautical and non-aeronautical services.

Otherwise, the expense for amortizing licenses and ODC of Ps22,191
(Ps12,730 in 2017
and P.12,554 in 2016
)
has been charged to administrative expenses.

8.1)
Impairment testing of goodwill

The Administration reviews the performance of the business based on a segmentation of its subsidiaries based on its geography.

Goodwill is assigned to the operating segments that are expected to benefit from the synergies of the business combination, regardless of whether other assets or liabilities of the acquired entities are assigned. The following is a summary of the allocation of goodwill for each operating segment:

	2017 and 2018

Aerostar (Note 1.1)	Ps	887,169
Airplan (Note 1.2)		1,474,955

	Ps	2,362,124

Significant estimate - Impairment:

As a result of the passage of Hurricane Maria on the island of Puerto Rico on September 20, 2017, which affected the infrastructure of the LMM airport as well as causing severe damage to the rest of the island that impacted the expected future flows of Aerostar the Company recognized an impairment of Ps4,719,096 in cost of aeronautical and non-aeronautical services within operating costs and expenses. As a result of the above, the Administration also carried out impairment tests on the intangible asset of the concession, without determining a deterioration to be recognized. Remaining a net effect, as shown below:

Goodwill (Note 1.1)	Ps	5,606,265
Impairment (Note 4)		(4,719,096)

	Ps	887,169

Methodology:

Aerostar and Airplan.- The Company
ʼ
s Management performed the calculation based on the fair value less costs to sell and the value in use, in accordance with the methodologies established in IAS 36, derived from the above, took into account the most high. In this case, the Company chose the fair value less costs to sell. The method for determining this was discounted cash flows.

For the determination of fair value less costs to sell, projections of cash flows approved by the Administration are used, covering a period of 36 years in the case of Aerostar and 15 years in the case of Airplan, which are the remaining years of the airport concessions.

For each CGU with a significant amount of goodwill, the key assumptions are the following:

	2018		2017

	Airplan	Aerostar	Airplan	Aerostar
	%	%	%	%

Discount rate	10.46	10.93	10.07	10.00
Discount rate for the value in use method	15.12	11.75	15.12	11.75
Annual average of revenue growth	3.10	4.14	3.10	2.44
Output passenger growth rate	4.50	2.50	3.80	1.88
Level of the fair value hierarchy of value
recoverable from the CGU	3	3	3	3

Management has determined the values assigned to each of the above key assumptions as follows:

Assumptions	Approach used to determine the values

Discount rate	It reflects the specific risks related to the market rates of the industry and the countries in which they operate.

Annual average of revenue, operating costs and expenses rates	Weighted average growth rate during the period of the concessions, historical trends of national and international passengers are based.

Passenger departures growth rates	Weighted average rate of growth in departing passengers during the period of the concessions which is linked to the operational and financial growths.

CGU Aerostar:

2018:

If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.93% instead of 10.93%), the Company would have to recognize and additional impairment of Ps617,025, and in the case of the decrease in the rate (9.93% instead of 10.93%) the excess of cash flows against the carrying value would be increased by Ps2,350,705.

2017:

If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.93% instead of 10.93%), the Company would have to recognize and additional impairment of Ps1,525,824, and in the case of the decrease in the rate (9.93% instead of 10.93%) Company would have to recognize a lower amount of impairment of Ps1,827,599
CGU Airplan:

2018:

If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.46% instead of 10.46%), the Company would have to recognize and additional impairment of Ps118.552, and in the case of the decrease in the rate (9.46% instead of 10.46%) the excess of cash flows against the carrying value would be increased by Ps371,769.

2017:

If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.07% instead of 10.07%), the Company would have to recognize and additional impairment of Ps393,929, and in the case of the decrease in the rate (9.07% instead of 10.07%) the excess of cash flows against the carrying value would be increased by Ps429,668.

8.2) Basic terms and conditions of the concessions

Mexico:

The basic terms and conditions of each concession are the following:

a)
The concession holder must undertake the construction, improvement and maintenance of the facilities in accordance with its Master Development Plan (MDP) and is required to update the plan every five years.
See Note 16.

b)
The concession holder may only use the airport facilities for the purposes specified in the concession and must provide services in accordance with all applicable laws and regulations, and is subject to statutory oversight by the SCT.

c)
The concession holder shall pay a DUAC (currently 5% of the gross income of the concession holder, resulting from the use of public assets in accordance with the terms of the concessions) as required by the applicable law.  DUAC is presented in the consolidated statement of income under “Cost of aeronautical services”.
See Note 4.

d)	Fuel services and fuel supply are to be provided by the Mexican Airport and Auxiliary Services Agency, a Decentralized Public Entity.

e)	The concession holder must grant access to and the use of specific areas of the airport to government agencies to perform their activities inside the airports.

f)
The concession may be terminated if the concession holder fails to comply with certain of the obligations imposed by the concession as established in Article 27 or for the reasons specified in Article 26 of the Airport Law.

g)	Revenues resulting from the concession are regulated and subject to a review process. See note 19.1.3.

h)	The terms and conditions of the regulations governing the operations of the Company may be modified by the SCT.

Aerostar:

The purpose of the Aerostar concession (Agreement) is to operate the public airport safely by maintaining the highest possible levels of safety and protection at the LMM Airport, and promoting, facilitating and improving commerce, tourism and economic development. The Puerto Rico authorities, Aerostar and the other airlines have agreed to the terms and conditions of the LMM Airport Facility Contract.  The concession period is 40 years as of the closing of the agreement assigning the Airport’s operating rights (February 27, 2013).

Under the Agreement, Aerostar has no rights to control in full the use of the Airport facilities, and it is required to provide certain maintenance services within the airport.

As part of the Agreement, the authorities grant Aerostar the right to sublease the LMM Airport non-aeronautical areas and to collect and retain the fees, charges and payments and income arising from all subleased facilities.

According to the provisions of the Agreement, the Company has the right to collect the annual contributions of all airlines, which will be equal to the sum of the: a) platform use fees; b) landing fees; c) other leases, and d) international and domestic airport use fees.

The Agreement requires Aerostar to make a cash payment of USD2.5 million per year for the first five years after the first five years, the authority establishes a payment of "Annual Authority Income Share", consisting of 5 % of the gross revenues of the airport obtained by Aerostar from the sixth year to the thirtieth year. From year 31 to 40, this amount will increase to 10% of the airport's gross revenues.

Airplan:

The object of the concession contract 8000011-0K is the granting by Aerocivil in favor of Airplan of the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the airports Antonio Roldán Betancourt, El Caraño, José María Córdova, Las Brujas and Los Garzones, and the granting by Olaya Herrera Airport Public Authority in favor of the concessionaire of the concession for the administration, commercial operation, adaptation, modernization and maintenance of Enrique Olaya Herrera Airport.

The term of execution of the contract extends from the date of signing of the act of commencement of execution and until the date on which one of any of the following events occurs:

•
That the regulated revenues generated are equal to the expected regulated revenues, provided that by that time 15 years have elapsed from the date of execution of the certificate of commencement of execution.

•
That 25 years have elapsed since the date of execution of the execution start certificate regardless of whether, for the time being, regulated revenues generated have not matched the value of the expected regulated revenues.

•
If the regulated income generated equals the expected regulated revenue before 15 years have elapsed from the date of execution of the certificate of commencement of execution, the duration of execution of the certificate of commencement of execution and during this term the Concessionaire must execute all the obligations under his charge under the Concession Contract.

It must be taken into account, for purposes of the regulated revenue expected as defined in the concession contract, that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor.  As of December 31, 2017 and 2018, the expected regulated income adjusted for complementary works is Ps14,292 and Ps15,973, respectly.

The grantors agree to assign the regulated and unregulated revenues corresponding to each of the airports to Airplan. The Concessionaire will obtain all of its remuneration for the concession only of the assignment of the regulated revenues and of the unregulated revenues that the concessionaires make in their favor.

The Concessionaire is obliged, with the grantor to pay, during the term of the Contract, a consideration equivalent to 19% of the gross income of the Concessionaire.

The Concession granted by virtue of this Contract imposes on the Concessionaire the general obligation to administer, make commercial use and operate the airports in accordance with the minimum specifications set forth in the Contract and at their own risk.

The determination of the economic useful life of the intangible is subject to the percentage of execution of the revenues with respect to the total expected income of the financial model that the Company has.

Fiduciaria Bancolombia Contract

For the administration of the resources of the Concession and the payment of the obligations in charge of the Concessionaire Airplan, it was forced to constitute a trust, to which it transfers all of its gross income received and all the resources of debt and capital that it obtains for the execution of the Concession.

The Trustee will maintain, in accordance with current accounting standards, a record of each and every one of the payments and transfers that are made to third parties or to the Concessionaire itself with charge to any of the accounts of the Trust. The foregoing without prejudice to understand that the assignment of regulated income and non - regulated income that this agreement makes the Concession is made in favor of the Concessionaire and not the trust and that the debt and capital resources obtained by the Concessionaire should be adequately recorded as such in its own accounting and not in the trust, since it is constituted solely for purposes of the administration of resources.

The constitution of the trust was made through the execution of an irrevocable mercantile trust and administration contract whose term will be the maximum authorized by Colombian commercial laws.

8.3) Subsequent measurement of the intangible asset

The Company will subsequently measure the intangible asset over its economic useful life at cost, less accumulated amortization and impairment loss.